UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08464
High Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

High Income Portfolio                                                                                                                              as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 1.5% (1)

	Principal
Security	Amount	Value
Auto and Parts — 0.3%
Delphi Corp., Term Loan, 9.91%, Maturing 6/14/11	$3,600,000	$3,721,500
		$3,721,500
Beverage, Food and Tobacco — 0.4%
New World Pasta, Term Loan B, 14.25%, Maturing 1/28/06	4,277,546	4,241,901
		$4,241,901
Building Materials — 0.6%
Masonite International, Term Loan, 9.38%, Maturing 10/6/06	7,000,000	7,000,000
		$7,000,000
Lodging and Casinos — 0.1%
Resorts International Holdings, LLC, Term Loan, 9.23%, Maturing 3/22/13	700,000	705,359
		$705,359
Utility-Electric Power Generation — 0.1%
Mirant Corp., Revolving Term Loan, 364 day credit agreement with trade date 7/17/2001 (2)	2,100,000	1,783,906
		$1,783,906
Total Senior, Floating Rate Loans (identified cost $17,263,203)		$17,452,666

Corporate Bonds & Notes — 90.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace and Defense — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,724,626
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	800,962
L-3 Communications Corp., Sr. Sub. Notes, 6.375%, 10/15/15 (3)	1,220	1,241,350
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (3)	395	418,700
		$4,185,638
Airlines — 1.8%
American Airlines, 7.80%, 10/1/06	7,968	7,654,916
American Airlines, 7.858%, 10/1/11	260	277,527
American Airlines, 8.608%, 4/1/11	570	548,373
AMR Corp., 9.00%, 8/1/12	7,790	6,270,950
Continental Airlines, 7.033%, 6/15/11	3,542	3,045,466
Delta Air Lines, 7.779%, 11/18/05	217	78,256
Delta Air Lines, 8.30%, 12/15/29	1,005	231,150
Delta Air Lines, 9.50%, 11/18/08 (3)	2,358	1,874,610
Northwest Airlines, Inc., 8.875%, 6/1/06	540	369,900
		$20,351,148

Apparel — 0.7%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,305	$1,194,075
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,009,212
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,427,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,931,312
		$8,562,224
Auto and Parts — 3.9%
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13 (3)	1,230	1,291,500
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,265	1,309,218
Delphi Corp., 6.55%, 6/15/06	5,320	5,246,850
Ford Motor Credit Co., 7.875%, 6/15/10	13,685	13,826,174
General Motors Acceptance Corp., 7.00%, 2/1/12	4,935	4,748,304
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,224,875
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (3)	2,670	2,362,950
Rexnord Corp., 10.125%, 12/15/12	1,195	1,314,500
Tenneco Automotive, Inc., 8.625%, 11/15/14	2,965	3,113,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,528,475
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,495,430
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,728,450
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	9,527
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	2,148,550
		$45,348,053
Broadcast Media — 3.3%
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,800,243
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,814,450
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,425,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,875	9,056,250
		$38,096,443
Broadcasting and Cable — 6.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	9,200	7,889,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	6,504,137
Century Communications, Sr. Notes, 8.75%, 10/1/07 (2)	1,040	1,050,400
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	520	331,500
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	885	696,937
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10	4,035	4,186,312
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10	1,315	1,098,025

Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., Sr. Notes, 11.125%, 1/15/11	$1,240	$995,100
CSC Holdings, Inc., Sr. Notes, 6.75%, 4/15/12 (3)	735	714,787
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,581
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	622,687
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14	480	522,000
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	16,840	17,218,900
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	7,785	8,641,350
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,097,600
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,372,700
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,345	4,861,856
Nextmedia Operating, Inc., 10.75%, 7/1/11	3,260	3,573,775
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR 1,130	1,468,370
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11	5,017	5,593,955
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (4)	EUR 1,935	2,594,398
Paxson Communications Corp., 10.75%, 7/15/08	1,560	1,552,200
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,890,900
		$76,492,470
Building and Construction-Miscellaneous — 0.0%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	569,925
		$569,925
Building Materials — 1.9%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (3)	1,325	1,185,875
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	767,350
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
Koppers, Inc., 9.875%, 10/15/13	60	65,700
National Waterworks, Inc., Series B, 10.50%, 12/1/12	2,925	3,436,875
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,234,637
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14 (3)	2,815	1,618,625
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,430	3,018,400
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	3,120	3,104,400
		$22,585,082
Business Products and Services — 1.0%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	1,905	1,924,050
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,315	5,647,187
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	2,835	2,770,769
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,100	1,091,750
		$11,433,756

Business Services — 1.4%
Advanstar Communications, Inc., 10.75%, 8/15/10	$6,120	$6,976,800
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,929,450
FTI Consulting, Sr. Notes, 7.625%, 6/15/13 (3)	1,205	1,230,606
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,455,925
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,746,525
		$16,339,306
Chemicals — 4.6%
Avecia Group PLC, 11.00%, 7/1/09	391	402,241
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	3,783	4,293,705
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,130	2,212,537
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,512,125
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,368,000
Hercules, Inc., 11.125%, 11/15/07	2,700	3,064,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	7,102,500
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (3)	875	903,437
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,332,337
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (3)	3,310	3,624,450
OM Group, Inc., 9.25%, 12/15/11	10,260	10,516,500
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	30,225
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,030	3,272,400
PQ Corp., 7.50%, 2/15/13 (3)	1,305	1,311,525
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	6,120	6,624,900
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,297,312
		$53,868,694
Computer Software & Services — 2.4%
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	7,950	8,297,812
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	5,300	5,518,625
UGS Corp., 10.00%, 6/1/12	12,660	14,115,900
		$27,932,337
Consumer Products — 1.2%
Fedders North America, Inc., 9.875%, 3/1/14	2,982	2,132,130
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,417,500
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,000,500
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,833,362

Spectrum Brands, Inc., 7.375%, 2/1/15	$3,205	$3,180,962
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,386,750
		$13,951,204
Consumer Services — 0.1%
Service Corp. International, Sr. Notes, 7.00%, 6/15/17 (3)	1,240	1,278,750
		$1,278,750
Containers and Packaging — 2.0%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,625	1,795,625
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,776,512
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,886,456
Pliant Corp. (PIK), 11.625%, 6/15/09 (3)	2,608	2,836,488
Pliant Corp., Sr. Notes, 11.125%, 9/1/09	1,255	1,217,350
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,220	3,099,250
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	1,755	1,842,750
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,305,400
		$22,759,831
Electronics / Electrical — 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15	1,545	1,491,456
		$1,491,456
Energy — 0.1%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.41%, 12/15/11 (3)	1,635	1,610,475
		$1,610,475
Energy Services — 0.8%
Port Arthur Finance Corp., 12.50%, 1/15/09	7,679	8,715,586
		$8,715,586
Entertainment — 2.6%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	2,700	2,740,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (3)	9,795	9,599,100
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	4,470,200
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	11,076,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	270	284,850
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.96%, 5/1/10	2,160	2,268,000
		$30,438,650
Equipment Leasing — 1.2%
Greenbrier Cos., Inc. (The), Sr. Notes, 8.375%, 5/15/15 (3)	4,740	4,965,150
Neff Rental/Neff Finance, 11.25%, 6/15/12 (3)	1,475	1,534,000
United Rentals North America, Inc., 6.50%, 2/15/12	930	909,075
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	6,385	6,049,787
		$13,458,012

Financial Services — 0.2%
Residential Capital Corp., 6.875%, 6/30/15 (3)	$1,945	$2,028,479
		$2,028,479
Foods — 1.9%
American Seafood Group, LLC, 10.125%, 4/15/10	6,165	6,642,788
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	5,130	3,744,900
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,015	4,588,725
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	5,478,200
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,721,760
		$22,176,373
Health Services — 3.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (3)	4,020	4,321,500
Healthsouth Corp., 7.625%, 6/1/12	4,070	4,008,950
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	2,615	2,631,344
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (3)	1,580	1,678,750
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,424,800
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,701,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,918,175
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,952,800
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,516,763
		$39,154,082
Household Products — 0.1%
Del Laboratories, Inc., Sr. Sub Notes, 8.00%, 2/1/12	2,065	1,682,975
		$1,682,975
Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	881,020
		$881,020
Investment Services — 1.3%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	2,875	3,069,063
Refco Finance Holdings, 9.00%, 8/1/12	10,730	11,642,050
		$14,711,113
Lodging — 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 7.78%, 6/1/11	1,660	1,738,850
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	507,450
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,890	6,317,025
		$8,563,325
Lodging and Gaming — 4.5%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	2,960	3,030,300
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (3)	7,220	8,862,550
Eldorado Casino Shreveport, 10.00%, 8/1/12	890	890,214

Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	$4,180	$4,843,575
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,501,406
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,685,788
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,240,681
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	557,563
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,385	2,486,363
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	10,060	10,261,200
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,376	11,102,320
		$52,461,960
Machinery — 2.0%
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (3)	770	731,500
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	3,720	4,045,500
Flowserve Corp., 12.25%, 8/15/10	3,470	3,712,900
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	668,515
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,124,700
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,438,610
		$22,721,725
Manufacturing — 3.5%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,425,025
Dresser, Inc., 9.375%, 4/15/11	8,975	9,468,625
Goodman Global Holdings, Sr. Notes, Variable Rate, 6.41%, 6/15/12 (3)	1,850	1,868,500
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,602,375
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,886,375
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	2,921,625
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	445	432,763
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (3)	11,485	11,772,125
		$40,377,413
Medical Products — 1.6%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,835	2,490,025
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,622,125
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	2,850	3,078,000
Medquest, Inc., 11.875%, 8/15/12	6,185	6,061,300
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,632,963
		$18,884,413
Metals-Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (3)	3,880	3,986,700
		$3,986,700
Metals-Industrial — 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,305	2,408,725
		$2,408,725

Metals-Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,454,275
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,460,600
		$4,914,875
Mining-Coal — 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,856,475
		$1,856,475
Oil and Gas-Equipment and Services — 4.2%
ANR Pipeline Co., 8.875%, 3/15/10	1,600	1,753,894
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,225,600
Giant Industries, 8.00%, 5/15/14	2,845	3,001,475
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	9,059,050
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,273,700
Northwest Pipeline Corp., 8.125%, 3/1/10	825	899,250
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,841,100
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,790,250
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	385	418,688
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,855,110
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,315,421
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (3)	975	921,375
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,286,700
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,795	3,984,750
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (3)	380	399,000
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,571,763
		$48,597,126
Oil and Gas-Exploration and Production — 0.7%
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13 (3)	1,220	1,223,050
El Paso Corp., Sr. Notes, 7.625%, 8/16/07 (3)	2,430	2,502,900
El Paso Production Holding Co., 7.75%, 6/1/13	630	671,738
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,286,250
Petrobras International Finance Co., 7.75%, 9/15/14	670	706,850
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,194,500
		$8,585,288
Other Energy — 0.4%
Inergy L.P./ Finance, Sr. Notes, 6.875%, 12/15/14 (3)	4,700	4,629,500
		$4,629,500

Paper — 0.2%
JSG Funding PLC, Sr. Sub. Notes, 7.75%, 4/1/15	$2,295	$1,962,225
		$1,962,225
Paper and Forest Products — 2.8%
Caraustar Industries, Inc., 7.375%, 6/1/09	485	488,638
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,765	5,894,713
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,775,075
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,422,650
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	3,760	3,816,400
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	3,290	3,043,250
NewPage Corp., 10.00%, 5/1/12 (3)	8,810	8,986,200
Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625%, 6/15/11	1,235	1,284,400
		$32,711,326
Printing and Business Products — 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,780	1,905,059
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,786,362
		$10,691,421
Printing and Publishing — 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	1,655	1,626,038
		$1,626,038
Publishing — 1.5%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	7,379	7,508,133
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,697,769
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	847,300
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	6,425	7,035,375
		$17,088,577
Recycling — 0.3%
Aleris International, Inc., 9.00%, 11/15/14	2,373	2,497,583
Aleris International, Inc., Sr. Notes, 10.375%, 10/15/09	1,250	1,384,375
		$3,881,958
REITS — 0.2%
Ventas Realty L.P./Capital Corp., Sr. Notes, 7.125%, 6/1/15 (3)	1,725	1,832,813
		$1,832,813
Retail-Food and Drug — 0.9%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,104,750
Rite Aid Corp., 7.125%, 1/15/07	4,140	4,181,400
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,502,544
		$10,788,694
Satellite Communications — 2.4%
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,647,599
Intelsat Bermuda Ltd., Sr. Notes, 8.25%, 1/15/13 (3)	1,270	1,333,500
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 8.695%, 1/15/12 (3)	6,315	6,472,875

Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	$7,225	$6,881,813
New Skies Satellites NV, Sr. Notes, Variable Rate, 8.539%, 11/1/11	2,525	2,638,625
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	3,980	4,119,300
PanAmSat Corp., 9.00%, 8/15/14	2,245	2,491,950
		$27,585,662
Semiconductors — 1.8%
Advanced Micro Devices, Inc., 7.75%, 11/1/12	9,250	9,411,875
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,230	1,956,825
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,870	9,293,850
		$20,662,550
Textiles and Apparel — 2.0%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,235	1,302,925
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	8,140	9,177,850
Levi Strauss & Co., Sr. Notes, Variable Rate, 8.254%, 4/1/12	3,020	3,035,100
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,915,475
Quiksilver, Inc., Sr. Notes, 6.875%, 4/15/15 (3)	4,000	4,050,000
		$23,481,350
Transportation — 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12 (3)	5,190	5,579,250
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (3)	2,745	2,223,450
Horizon Lines, LLC, 9.00%, 11/1/12 (3)	3,600	3,879,000
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,289,925
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	885	819,731
Quality Distribution LLC/QD Capital, Variable Rate, 8.099%, 1/15/12 (3)	2,100	2,008,125
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12 (3)	1,290	1,525,425
		$17,324,906
Utility-Electric Power Generation — 4.2%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,258,375
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	512,983
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,775,200
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	4,011,660
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,518	2,947,449
Calpine Corp., 8.75%, 7/15/13 (3)	5,645	4,233,750
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	1,300	1,202,500
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	6,665	6,681,663
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	440,000
Dynegy Holdings, Inc., 7.625%, 10/15/26	2,485	2,435,300
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (3)	2,690	3,080,050
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,674,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13	1,721	1,850,075

Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	$6,490	$7,820,450
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,320,000
Reliant Energy, Inc., 9.50%, 7/15/13	3,300	3,687,750
		$48,931,205
Waste Management — 0.9%
Allied Waste North America, Series B, 8.875%, 4/1/08	4,935	5,231,100
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,015	959,175
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (3)	4,810	4,834,050
		$11,024,325
Wireless Communication Services — 5.4%
AirGate PCS, Inc., Variable Rate, 7.349%, 10/15/11	1,350	1,410,750
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	2,270	2,545,238
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,324,150
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	1,046	1,106,145
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,970	14,672,313
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	1,200	1,239,000
IWO Escrow Co., Sr. Disc. Notes, 10.75%, (0.00% until 2010) 1/15/15 (3)	2,470	1,778,400
IWO Escrow Co., Variable Rate, 7.349%, 1/15/12 (3)	675	691,875
IWO Holdings, Inc., 14.00%, 1/15/11 (2)	7,490	0
Rogers Wireless, Inc., 7.50%, 3/15/15	2,170	2,381,575
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,742,825
Rogers Wireless, Inc., Variable Rate, 6.535%, 12/15/10	3,870	4,048,988
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	2,482	2,289,645
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,113,738
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,632,194
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	10,310	11,804,950
		$62,781,786
Wireline Communication Services — 3.3%
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,405	9,263,925
Qwest Capital Funding, Inc., 6.375%, 7/15/08	2,240	2,206,400
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,160	1,145,500
Qwest Capital Funding, Inc., 7.90%, 8/15/10	1,625	1,641,250
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,494,500
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	11,205	10,868,850
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	2,510	2,604,125
Qwest Services Corp., 13.50%, 12/15/10	7,290	8,419,950
U.S. West Communications, Debs., 7.20%, 11/10/26	585	529,425
		$38,173,925
Total Corporate Bonds & Notes (identified cost $1,002,889,037)		$1,048,639,368

Convertible Bonds — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,516,800
Kerzner International Ltd., 2.375%, 4/15/24 (3)	2,720	3,165,400
L-3 Communications Corp., 3.00%, 8/1/35 (3)(4)	2,190	2,239,275
Nortel Networks Ltd., 4.25%, 9/1/08	11,760	11,039,700
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,145,906
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	1,130,194
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	2,336,688
Total Convertible Bonds (identified cost, $22,020,066)		$22,573,963

Common Stocks — 2.2%

Security	Shares	Value
Broadcasting and Cable — 0.7%
NTL, Inc. (5)	54,115	$3,605,682
Telewest Global, Inc. (5)	195,586	4,369,391
		$7,975,073
Lodging and Gaming — 0.7%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
Shreveport Gaming Holdings, Inc.	6,014	8,660
Trump Atlantic City (4)(5)	6,815,000	262,378
Trump Entertainment Resorts, Inc. (5)	427,818	8,090,038
		$8,513,183
Wireless Communication Services — 0.8%
Crown Castle International Corp. (5)	49,828	1,084,008
IWO Holdings, Inc. (4)(5)	234,063	7,841,111
		$8,925,119
Total Common Stocks (identified cost $18,796,607)		$25,413,375

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Oil and Gas-Equipment and Services — 0.5%
Chesapeake Energy Corp.	11,225	$1,849,319
Williams Holdings of Delaware (3)	45,592	4,559,200
		$6,408,519
Utility-Electric Power Generation — 0.1%
NRG Energy, Inc. (3)	865	961,015
		$961,015
Wireless Communication Services — 0.6%
Crown Castle International Corp., (PIK)	138,027	6,866,843
		6,866,843
Total Convertible Preferred Stocks (identified cost $10,383,866)		$14,236,377

Warrants — 0.2%

Security	Shares	Value
Broadcasting and Cable — 0.0%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	3,390	0
		$0
Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Manufacturing — 0.1%
Mueller Holdings, Inc., Exp. 4/15/14 (3)(5)	2,325	837,581
		$837,581
Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (3)(4)(5)	9,547	0
		$0
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	1,244	13
		$13

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	$849
		$849
Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (4)(5)	3,266	38,081
		$38,081
Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	1,634,754
		$1,634,754
Total Warrants (identified cost $1,182,468)		$2,511,278

Commercial Paper — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 3.29%, 8/1/05	$23,894	$23,894,000
Total Commercial Paper (at amortized cost, $23,894,000)		$23,894,000

Short-Term Investments — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.5% (identified cost $1,098,429,247)		$1,156,721,027
Other Assets, Less Liabilities — 0.5%		$6,068,093
Net Assets — 100.0%		$1,162,789,120

EUR	—	Euro
PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $244,173,595 or 21.0% of the Fund’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

A summary of obligations under these financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement		In Exchange For	Net Unrealized
Date(s)	Deliver	(in U.S. dollars)	Depreciation
8/31/05	Euro
	3,496,387	$4,218,391	$(33,238)
		$4,218,391	$(33,238)

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,101,551,588
Gross unrealized appreciation	$70,649,576
Gross unrealized depreciation	(15,480,137)
Net unrealized appreciation	$55,169,439

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income tax basis was $7,567.

Restricted Securities

At July 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02 –	1,244	$0	$13
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	152,107
			$0	$152,120

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	September 26, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 26, 2005